Transactions with Related Parties (Details) - USD ($)					1 Months Ended	3 Months Ended
	Aug. 01, 2020	Jul. 01, 2020	Sep. 01, 2019	May 01, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transaction [Line Items]
Accounts receivable – related parties						$ 313,000		$ 55,000
Cost of contract services - related parties						148,000	$ 168,000
Affiliated Entity | Contract Services Agreement | Combo Resources, LLC
Related Party Transaction [Line Items]
Monthly servicing fee	$ 100,000	$ 150,000			$ 250,000
Revenue from related parties						300,000	750,000
Accounts receivable – related parties						313,000		55,000
Due from related parties						570,000
Affiliated Entity | Contract Services Agreement | Riley Exploration Group, Inc
Related Party Transaction [Line Items]
Monthly servicing fee			$ 100,000	$ 75,000
Revenue from related parties						300,000
Accounts receivable – related parties						0		$ 0
Cost of contract services - related parties						$ 148,000	$ 168,000